24. Other Income and Other Expenses	12 Months Ended
Dec. 31, 2018
Other Income and Expenses [Abstract]
Note 24. Other Income and Other Expenses

The components of other income and other expenses which are in excess of one percent of total revenues in either of the two years disclosed are as follows:

	2018	2017
Income
Income from investment in CFS Partners	$514,485	$415,561

Expenses
Outsourcing expense	$480,563	$538,359
Service contracts - administration	512,902	447,374
Marketing	552,617	484,330
State deposit tax	633,185	590,728
ATM fees	412,813	417,067